Business Combinations (Details Textual) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended									12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Feb. 19, 2013	Jun. 30, 2012	Feb. 28, 2012	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member] Affiliated Entity [Member]	Dec. 31, 2012 Series A and Series B Preferred Stock [Member]	Dec. 31, 2012 February Two Thousand and Twelve Aldagen Warrants [Member]		Mar. 31, 2013 February Two Thousand and Twelve Aldagen Warrants [Member]		Dec. 31, 2011 February Two Thousand and Twelve Aldagen Warrants [Member]	Dec. 31, 2012 Equity Sweetner [Member]	Dec. 31, 2012 February Two Thousand and Twelve Inducement Warrants [Member]		Mar. 31, 2013 February Two Thousand and Twelve Inducement Warrants [Member]		Dec. 31, 2011 February Two Thousand and Twelve Inducement Warrants [Member]	Jul. 31, 2012 Aldagen [Member]	Dec. 31, 2012 Aldagen [Member]	Jul. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2012 Trademarks [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]
Stock Issued During Period, Shares, Acquisitions								135,398			207,000
Business Acquisition Number Of Shares Issuable Upon Achievement Of Milestones				20,309,723
Conversion of Stock, Description								the Series E Preferred Stock automatically converted into shares of common stock pursuant to its terms, in a 100-for-1 shares ratio, upon the Company's filing of an amended Certificate of Incorporation to increase the number of authorized shares of common stock.
Convertible Preferred Stock Conversion Price Per Share									$ 0.4392	$ 0.558
Class Of Warrant Or Right Outstanding						5,288,256						2,115,596	[1]	2,115,596	[1]	0		1,180,547	[2]	1,180,547	[2]	0
Class of Warrant or Right, Exercise Price of Warrants or Rights						1.42	1.42					1.42		1.42				1.42		1.42
Class Of Warrant Or Righst Expiry Date	Dec. 31, 2014											Dec. 31, 2014						Dec. 31, 2014
Class Of Warrant Or Right Exercise Description												(i) commencing on the issuance date, for up to 30% of the total shares of the Company's common stock exercisable under the Replacement Warrants, and (ii) upon issuance of the final tranche of the Contingent Consideration, for the remaining balance of the shares under the Replacement Warrants. The Replacement Warrants contain exercise price adjustments, cashless exercise and other provisions customary to instruments of this nature.
Stock Issued During Period On Inducement To Remaining Shareholders				330,000					330,000	330,000
Class Of Warrant Or Right Additional Number Of Securities Called By Warrants Or Rights																	5,700,000
Proceeds from Warrant Exercises																	$ 2,800,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					6,363,637												1,180,547
Convertible Preferred Stock Shares Issuable Upon Conversion										7,790,350							1.42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		250,000																										1,700,000
Finite-Lived Intangible Asset, Useful Life																											20 years
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual																								217,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual																								5,542,000
Business Acquisition, Contingent Consideration, Shares Issuable			20,309,723	20,309,723																						20,309,723
Preferred Stock, Redemption Amount				170,000
Business Combination Contingent Consideration Undiscounted Value																												28,400,000
Business Combination Contingent Consideration																												11,100,000
Release Of Stock Held In Escrow Account																							$ 139,830		$ 139,830
Investment Warrants, Exercise Price												$ 1.42					$ 1.42	$ 1.42

[1]	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[2]	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.